MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3%
	AEROSPACE & DEFENSE — 1.1%
9,000,000	Kaman Corporation	3.2500	05/01/24	$ 8,693,724

	AUTOMOTIVE — 2.6%
20,000,000	Ford Motor Company(a)	(0.8900)	03/15/26	20,475,731

	BASIC INDUSTRY — 1.7%
13,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	13,192,400

	BEVERAGES — 0.0%(b)
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	95,450

	BIOTECH & PHARMA — 20.0%
21,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	21,569,100
100,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.9900	05/01/28	112,060
19,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	19,119,582
14,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	13,347,600
20,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	17,510,304
8,000,000	Ironwood Pharmaceuticals, Inc.	0.7500	06/15/24	8,296,484
7,000,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	7,270,760
17,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	17,667,576
14,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	13,543,600
500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	443,450
8,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	8,121,600
10,000,000	Merck & Co., Inc. UBS Group AG Synthetic(e)	1.7721	05/25/28	10,511,000
21,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	19,395,120
				156,908,236
	CABLE & SATELLITE — 1.0%
8,000,000	Liberty Broadband Corporation(c)(e)	7.2500	03/31/53	8,175,988

	CONSUMER SERVICES — 0.9%
100,000	Chegg, Inc.	0.1250	03/15/25	88,717
7,000,000	Stride, Inc.	1.1250	09/01/27	6,830,796
				6,919,513

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3% (Continued)
	E-COMMERCE DISCRETIONARY — 0.0%(b)
100,000	Etsy, Inc.	0.1250	09/01/27	$ 88,062

	ELECTRIC UTILITIES — 2.1%
1,000,000	NextEra Energy Partners, L.P.(a),(c)	4.3900	11/15/25	906,258
17,000,000	NextEra Energy Partners, L.P.(c)	2.5000	06/15/26	15,265,072
100,000	PPL Capital Funding, Inc.(c)	2.8750	03/15/28	96,605
				16,267,935
	ELECTRICAL EQUIPMENT — 3.9%
13,000,000	Camtek Ltd./Israel(a),(c)	(0.6300)	12/01/26	13,276,412
19,000,000	Itron, Inc.(a)	3.7400	03/15/26	17,257,627
				30,534,039
	ENGINEERING & CONSTRUCTION — 0.0%(b)
100,000	Granite Construction, Inc.(c)	3.7500	05/15/28	109,936

	ENTERTAINMENT CONTENT — 2.3%
19,000,000	IMAX Corporation	0.5000	04/01/26	17,837,335

	HEALTH CARE FACILITIES & SERVICES — 3.2%
26,618,000	PetIQ, Inc.	4.0000	06/01/26	25,050,838

	INTERNET MEDIA & SERVICES — 5.2%
100,000	Airbnb, Inc.(a)	4.1000	03/15/26	90,000
25,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	25,392,500
16,000,000	Uber Technologies, Inc.(a)	1.8300	12/15/25	15,325,896
100,000	Zillow Group, Inc.	2.7500	05/15/25	109,654
				40,918,050
	LEISURE / ENTERTAINMENT — 2.7%
13,500,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	12,559,050
9,500,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(e)	5.0858	02/27/26	8,873,475
				21,432,525
	LEISURE FACILITIES & SERVICES — 2.1%
10,000,000	Cheesecake Factory, Inc	0.3750	06/15/26	8,486,132
9,000,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	7,718,146

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES — 2.1% (Continued)
				$ 16,204,278
	LEISURE PRODUCTS — 2.6%
20,000,000	LCI Industries	1.1250	05/15/26	20,034,091
100,000	Winnebago Industries, Inc.	1.5000	04/01/25	122,452
				20,156,543
	MACHINERY — 2.8%
22,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(e)	4.9100	02/12/26	21,617,200

	MEDICAL EQUIPMENT & DEVICES — 0.0%(b)
100,000	Haemonetics Corporation(a)	5.7200	03/01/26	86,601
100,000	NuVasive, Inc.	0.3750	03/15/25	91,319
				177,920
	METALS & MINING — 1.5%
15,000,000	Century Aluminum Company	2.7500	05/01/28	11,985,347

	OIL & GAS — 4.0%
9,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	10,783,800
14,000,000	Shell PLC - BofA Finance, LLC Synthetic(e)	4.5500	12/18/25	13,812,400
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	12/17/25	6,773,900
				31,370,100
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
9,000,000	Hannon Armstrong Sustainable Infrastructure(a)	9.8500	08/15/23	8,963,731
7,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(c)	2.6400	05/01/25	6,687,872
				15,651,603
	RENEWABLE ENERGY — 1.2%
10,000,000	Enphase Energy, Inc.(a)	3.2300	03/01/26	9,212,120

	RETAIL - DISCRETIONARY — 6.1%
100,000	Burlington Stores, Inc.	2.2500	04/15/25	108,366
18,000,000	Guess?, Inc.	2.0000	04/15/24	18,994,892
9,000,000	Patrick Industries, Inc.	1.7500	12/01/28	9,198,438
21,000,000	Target Corporation - Morgan Stanley Finance LLC Synthetic(e)	5.3246	09/26/25	19,711,650
				48,013,346

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3% (Continued)
	SEMICONDUCTORS — 5.7%
17,000,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	5.4650	12/01/25	$ 23,568,800
5,000,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	5,191,025
10,000,000	Semtech Corporation(c)	1.6250	11/01/27	10,137,377
5,100,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	5,449,357
				44,346,559
	SOFTWARE — 7.5%
100,000	Akamai Technologies, Inc.	0.1250	05/01/25	109,356
21,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	20,699,826
8,000,000	Five9, Inc.	0.5000	06/01/25	7,949,201
6,000,000	Mitek Systems, Inc.	0.7500	02/01/26	5,033,410
15,000,000	NextGen Healthcare, Inc.(c)	3.7500	11/15/27	14,800,930
10,000,000	Nice Ltd.(a)	0.3600	09/15/25	9,923,201
				58,515,924
	SPECIALTY FINANCE — 2.4%
15,000,000	Bread Financial Holdings, Inc.(c)	4.2500	06/15/28	18,568,154

	TECHNOLOGY HARDWARE — 0.5%
100,000	Lumentum Holdings, Inc.	0.5000	12/15/26	86,388
4,249,000	Viavi Solutions, Inc.	1.0000	03/01/24	4,205,691
				4,292,079
	TECHNOLOGY SERVICES — 2.7%
1,000,000	Block, Inc.	0.1250	03/01/25	992,131
15,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	14,086,752
7,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	5,904,500
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	104,130
				21,087,513
	TRANSPORTATION & LOGISTICS — 8.6%
13,000,000	Air Transport Services Group, Inc.	1.1250	10/15/24	12,501,380
29,000,000	JetBlue Airways Corporation	0.5000	04/01/26	23,682,958
19,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	16,749,306
14,000,000	World Kinect Corporation(c)	3.2500	07/01/28	14,124,119
				67,057,763

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3% (Continued)
	TRANSPORTATION EQUIPMENT — 2.9%
22,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	$ 22,522,983

	TOTAL CONVERTIBLE BONDS (Cost $778,573,329)			777,479,194

	U.S. GOVERNMENT & AGENCIES — 0.0%(b)
	U.S. TREASURY BILLS(a) — 0.0%(b)
100,000	United States Treasury Bill	5.2500	09/14/23	99,357
100,000	United States Treasury Bill	5.4000	12/14/23	98,027
				197,384
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $197,416)			197,384

Shares
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUND - 1.4%
10,757,086	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.04% (Cost $10,757,086)(d)			10,757,086

	TOTAL INVESTMENTS - 100.7% (Cost $789,527,831)			$ 788,433,664
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(5,092,731)
	NET ASSETS - 100.0%			$ 783,340,933

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $102,148,723 or 13.0% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2023.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

PORTFOLIO ANALYSIS
As of July 31, 2023
	% of Net
Sector	Assets
Health Care	23.3%
Technology	22.0%
Industrial	19.2%
Consumer Discretionary	17.0%
Communications	5.3%
Energy	5.2%
Materials	3.2%
Utilities	2.1%
Real Estate	2.0%
U.S. Treasury Bills	0.0%	*
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.7)%
	100.0%

* Percentage rounds to less than 0.1%.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS(e) — 112.7%
	AUTOMOTIVE — 2.8%
2,000,000	Ford Motor Company(a)	(0.8900)	03/15/26	$ 2,047,573

	BASIC INDUSTRY — 3.4%
2,500,000	Dow, Inc. - Bank of America Finance LLC Synthetic(d)	2.6410	06/18/24	2,537,000

	BEVERAGES — 0.6%
500,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.4930	12/30/27	477,250

	BIOTECH & PHARMA — 15.3%
2,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,012,588
1,500,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(d)	2.3100	11/01/24	1,430,100
2,500,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	2,188,788
2,000,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	2,077,360
2,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	2,078,538
1,500,000	Merck & Co., Inc. UBS Group AG Synthetic(d)	1.7721	05/25/28	1,576,650
				11,364,024
	CABLE & SATELLITE — 2.0%
1,500,000	Liberty Broadband Corporation(b)(d)	7.2500	03/31/53	1,532,998

	E-COMMERCE DISCRETIONARY — 1.2%
1,000,000	Etsy, Inc.	0.1250	09/01/27	880,625

	ELECTRIC UTILITIES — 2.7%
2,250,000	NextEra Energy Partners, L.P.(a),(b)	4.3900	11/15/25	2,039,081

	ELECTRICAL EQUIPMENT — 6.4%
2,000,000	Camtek Ltd./Israel(a),(b)	(0.6300)	12/01/26	2,042,525
3,000,000	Itron, Inc.(a)	3.7400	03/15/26	2,724,888
				4,767,413
	ENGINEERING & CONSTRUCTION — 3.0%
2,000,000	Granite Construction, Inc.(b)	3.7500	05/15/28	2,198,720

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS(e) — 112.7% (Continued)
	ENTERTAINMENT CONTENT — 3.2%
2,500,000	IMAX Corporation	0.5000	04/01/26	2,347,018

	HEALTH CARE FACILITIES & SERVICES — 4.1%
3,200,000	PetIQ, Inc.	4.0000	06/01/26	$ 3,011,597

	INTERNET MEDIA & SERVICES — 8.6%
2,500,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9800	09/24/25	2,539,250
2,300,000	Uber Technologies, Inc.(a)	1.8300	12/15/25	2,203,097
1,500,000	Zillow Group, Inc.	2.7500	05/15/25	1,644,804
				6,387,151
	LEISURE / ENTERTAINMENT — 1.9%
1,500,000	Walt Disney Company - Barclays Bank PLC Synthetic(d)	5.5800	03/02/26	1,395,450

	LEISURE PRODUCTS — 3.0%
2,250,000	LCI Industries	1.1250	05/15/26	2,253,835

	MACHINERY — 2.9%
2,200,000	Cummins, Inc. - Barclays Bank PLC Synthetic(d)	4.9100	02/12/26	2,161,720

	METALS & MINING — 3.2%
3,000,000	Century Aluminum Company	2.7500	05/01/28	2,397,069

	OIL & GAS — 3.2%
1,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(d)	1.9500	10/27/28	1,198,200
1,200,000	Shell PLC - BofA Finance, LLC Synthetic(d)	4.5500	12/18/25	1,183,920
				2,382,120
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
1,000,000	Hannon Armstrong Sustainable Infrastructure(a)	9.8500	08/15/23	995,970

	RENEWABLE ENERGY — 3.7%
3,000,000	Enphase Energy, Inc.(a)	3.2300	03/01/26	2,763,636

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS(e) — 112.7% (Continued)
	SEMICONDUCTORS — 9.5%
1,500,000	Broadcom, Inc. – Citigroup Global Markets Holdings, Inc. Synthetic(d)	5.4650	12/01/25	$ 2,079,600
2,500,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	2,595,513
2,200,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,350,703
				7,025,816
	SOFTWARE — 12.1%
2,800,000	Akamai Technologies, Inc.	0.3750	09/01/27	2,759,977
1,000,000	Five9, Inc.	0.5000	06/01/25	993,650
1,500,000	Mitek Systems, Inc.	0.7500	02/01/26	1,258,353
2,000,000	NextGen Healthcare, Inc.(b)	3.7500	11/15/27	1,973,457
2,000,000	Nice Ltd.(a)	0.3600	09/15/25	1,984,640
				8,970,077
	SPECIALTY FINANCE — 2.9%
1,750,000	Bread Financial Holdings, Inc.(b)	4.2500	06/15/28	2,166,285

	TECHNOLOGY HARDWARE — 5.2%
2,500,000	Lumentum Holdings, Inc.	0.5000	12/15/26	2,159,700
1,692,000	Viavi Solutions, Inc.	1.0000	03/01/24	1,674,754
				3,834,454
	TECHNOLOGY SERVICES — 1.3%
1,000,000	Block, Inc.	0.1250	03/01/25	992,131

	TRANSPORTATION & LOGISTICS — 6.1%
3,100,000	JetBlue Airways Corporation	0.5000	04/01/26	2,531,627
2,000,000	World Kinect Corporation(b)	3.2500	07/01/28	2,017,731
				4,549,358
	TRANSPORTATION EQUIPMENT — 3.1%
2,250,000	Greenbrier Companies, Inc.	2.8750	04/15/28	2,303,487

	TOTAL CONVERTIBLE BONDS (Cost $83,849,846)			83,781,858

	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
2,168,385	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.04% (Cost $2,168,385)(c)			2,168,385

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
Fair Value
TOTAL INVESTMENTS - 115.6% (Cost $86,018,231)	$85,950,243
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.6)%	(11,628,280)
NET ASSETS - 100.0%	$ 74,321,963

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $13,970,797 or 18.8% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2023.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.
(e)	All or a portion of this security is segregated as collateral for the Line of Credit as of July 31, 2023; total fair value amount of collateral was $83,781,858.

PORTFOLIO ANALYSIS
As of July 31, 2023
% of Net
Sector	Assets
Technology	34.0%
Industrial	30.8%
Consumer Discretionary	16.6%
Health Care	13.2%
Communications	12.8%
Energy	5.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(15.6)%
100.0%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.2%
	AEROSPACE & DEFENSE — 1.7%
3,000,000	Kaman Corporation	3.2500	05/01/24	$ 2,897,908

	AUTOMOTIVE — 2.1%
3,500,000	Ford Motor Company(a)	(0.8900)	03/15/26	3,583,253

	BASIC INDUSTRY — 1.2%
2,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(d)	2.6410	06/18/24	2,029,600

	BIOTECH & PHARMA — 14.1%
3,500,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(d)	1.4700	02/03/28	3,594,850
3,600,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	3,622,657
4,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,502,061
2,500,000	Ironwood Pharmaceuticals, Inc.	0.7500	06/15/24	2,592,651
3,500,000	Jazz Investments I Ltd.	2.0000	06/15/26	3,637,442
2,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	1,773,800
2,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(d)	1.5700	02/24/28	2,030,400
4,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	3,694,309
				24,448,170
	CABLE & SATELLITE — 2.3%
4,000,000	Liberty Broadband Corporation(b)(d)	7.2500	03/31/53	4,087,994

	ELECTRIC UTILITIES — 3.8%
4,000,000	NextEra Energy Partners, L.P.(b)	2.5000	06/15/26	3,591,782
3,000,000	PPL Capital Funding, Inc.(b)	2.8750	03/15/28	2,898,152
				6,489,934
	ELECTRICAL EQUIPMENT — 3.6%
3,000,000	Camtek Ltd./Israel(a),(b)	(0.6300)	12/01/26	3,063,787
3,500,000	Itron, Inc.(a)	3.7400	03/15/26	3,179,036
				6,242,823
	ENGINEERING & CONSTRUCTION — 1.6%
2,500,000	Granite Construction, Inc.(b)	3.7500	05/15/28	2,748,401

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.2% (Continued)
	ENTERTAINMENT CONTENT — 2.0%
3,800,000	IMAX Corporation	0.5000	04/01/26	$ 3,567,467

	HEALTH CARE FACILITIES & SERVICES — 1.5%
2,800,000	PetIQ, Inc.	4.0000	06/01/26	2,635,147

	INTERNET MEDIA & SERVICES — 6.7%
3,000,000	Airbnb, Inc.(a)	4.1000	03/15/26	2,700,018
4,500,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	4.9800	09/24/25	4,570,651
4,500,000	Uber Technologies, Inc.(a)	1.8300	12/15/25	4,310,408
				11,581,077
	LEISURE / ENTERTAINMENT — 2.4%
4,500,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic(d)	5.0858	02/27/26	4,203,225

	LEISURE FACILITIES & SERVICES — 3.1%
3,300,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	2,800,424
3,000,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	2,572,715
				5,373,139
	LEISURE PRODUCTS — 2.0%
3,500,000	LCI Industries	1.1250	05/15/26	3,505,966

	MACHINERY — 2.3%

4,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(d)	4.100	02/12/26	3,930,400

	MEDICAL EQUIPMENT & DEVICES — 1.5%
3,000,000	Haemonetics Corporation(a)	5.7200	03/01/26	2,598,023

	METALS & MINING — 0.5%
1,000,000	Century Aluminum Company	2.7500	05/01/28	799,023

	OIL & GAS — 2.3%
4,000,000	Shell PLC - BofA Finance, LLC Synthetic(d)	4.5500	12/18/25	3,946,400

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.8%
3,000,000	Hannon Armstrong Sustainable Infrastructure(a)	9.8500	08/15/23	$ 2,987,910
1,900,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)	2.6400	05/01/25	1,815,280
				4,803,190
	RENEWABLE ENERGY — 1.4%
2,600,000	Enphase Energy, Inc.(a)	3.2300	03/01/26	2,395,151

	RETAIL - DISCRETIONARY — 5.5%
3,000,000	Guess?, Inc.	2.0000	04/15/24	3,165,815
2,500,000	Patrick Industries, Inc.	1.7500	12/01/28	2,555,122
4,000,000	Target Corporation - Morgan Stanley Finance LLC Synthetic(d)	5.3246	09/26/25	3,754,600
				9,475,537
	SEMICONDUCTORS — 4.8%
1,800,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	5.4650	12/01/25	2,495,520
1,800,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	1,868,769
4,000,000	Semtech Corporation(b)	1.6250	11/01/27	4,054,951
				8,419,240
	SOFTWARE — 9.2%
4,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	3,942,824
3,000,000	Five9, Inc.	0.5000	06/01/25	2,980,950
1,500,000	Mitek Systems, Inc.	0.7500	02/01/26	1,258,353
3,800,000	NextGen Healthcare, Inc.(b)	3.7500	11/15/27	3,749,569
4,000,000	Nice Ltd.(a)	0.3600	09/15/25	3,969,280
				15,900,976

	SPECIALTY FINANCE — 2.0%
2,800,000	Bread Financial Holdings, Inc.(b)	4.2500	06/15/28	3,466,056

	TECHNOLOGY SERVICES — 5.1%
2,600,000	Block, Inc.	0.1250	03/01/25	2,579,542
3,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	2,817,350
4,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(d)	1.0200	06/29/28	3,374,000
				8,770,892
	TRANSPORTATION & LOGISTICS — 8.3%
3,000,000	Air Transport Services Group, Inc.	1.1250	10/15/24	2,884,934

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.2% (Continued)
	TRANSPORTATION & LOGISTICS — 8.3% (Continued)
4,900,000	JetBlue Airways Corporation	0.5000	04/01/26	$ 4,001,603
4,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	3,526,170
4,000,000	World Kinect Corporation(b)	3.2500	07/01/28	4,035,462
				14,448,169
	TRANSPORTATION EQUIPMENT — 2.4%
4,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	4,095,088

	TOTAL CONVERTIBLE BONDS (Cost $163,099,368)			166,442,249

	CORPORATE BONDS — 1.7%
	BIOTECH & PHARMA — 0.6%
1,000,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	991,599

	SOFTWARE — 0.5%
1,000,000	Microsoft Corporation	2.8750	02/06/24	987,141

	TECHNOLOGY HARDWARE — 0.6%
1,000,000	Apple, Inc.	3.4500	05/06/24	987,365

	TOTAL CORPORATE BONDS (Cost $2,974,063)			2,966,105

	U.S. GOVERNMENT & AGENCIES — 1.7%
	U.S. TREASURY BILL — 1.7%
3,000,000	United States Treasury Bill(a)	5.1000	08/22/23	2,990,804

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,990,926)	2,990,804

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUND - 0.2%
347,260	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.04% (Cost $347,260)(c)	$ 347,260

	TOTAL INVESTMENTS - 99.8% (Cost $169,411,617)	$ 172,746,418
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	296,570
	NET ASSETS - 100.0%	$ 173,042,988

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $33,511,434 or 19.4% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2023.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of July 31, 2023
% of Net
Sector	Assets
Technology	24.9%
Industrial	19.9%
Health Care	17.7%
Consumer Discretionary	15.1%
Communications	8.5%
Utilities	3.7%
Energy	3.7%
Real Estate	2.8%
Materials	1.6%
U.S. Treasury Bills	1.7%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.2%
100.0%